Acquisition of Quantum (Details) - Schedule of fair value of consideration transferred and estimated fair values of the assets acquired (Parentheticals)	12 Months Ended
Dec. 31, 2020 shares
Schedule of fair value of consideration transferred and estimated fair values of the assets acquired [Abstract]
Share consideration XL Common Stock	606,060